LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Lessee, Lease, Description [Line Items]
Accelerated operating lease expenses	$ 0.8	$ 0.7
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	1 year
Lessee, finance lease, remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	6 years
Lessee, finance lease, remaining lease term	6 years